Properties (Details)	12 Months Ended		1 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Aug. 31, 2011 IC RailMarineTerminal [Member] USD ($)	Aug. 31, 2011 IC RailMarineTerminal [Member] CAD	Mar. 31, 2011 Lakeshore East [Member] CAD	Mar. 31, 2010 Oakville Subdivision [Member] CAD	Nov. 30, 2009 Lower Newmarket Subdivision [Member] CAD	Mar. 31, 2009 Weston Subdivision [Member] CAD	Dec. 31, 2011 Track and roadway [Member] CAD		Dec. 31, 2010 Track and roadway [Member] CAD		Dec. 31, 2011 Rolling stock [Member] CAD	Dec. 31, 2010 Rolling stock [Member] CAD	Dec. 31, 2011 Buildings [Member] CAD	Dec. 31, 2010 Buildings [Member] CAD	Dec. 31, 2011 Information technology [Member] CAD	Dec. 31, 2010 Information technology [Member] CAD	Dec. 31, 2011 Other [Member] CAD	Dec. 31, 2010 Other [Member] CAD	Dec. 31, 2011 Track and roadway [Member] CAD		Dec. 31, 2010 Track and roadway [Member] CAD		Dec. 31, 2011 Rolling stock [Member] CAD	Dec. 31, 2010 Rolling stock [Member] CAD	Dec. 31, 2011 Buildings [Member] CAD	Dec. 31, 2010 Buildings [Member] CAD	Dec. 31, 2011 Information technology [Member] CAD		Dec. 31, 2010 Information technology [Member] CAD		Dec. 31, 2011 Other [Member] CAD	Dec. 31, 2010 Other [Member] CAD
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)																					2.00%				4.00%		2.00%		12.00%				6.00%
Cost	33,821,000,000	32,470,000,000																			25,534,000,000	[1]	24,568,000,000	[1]	4,923,000,000	4,843,000,000	1,220,000,000	1,148,000,000	931,000,000	[2]	854,000,000	[2]	1,213,000,000	1,057,000,000
Accumulated depreciation	9,904,000,000	9,553,000,000																			6,903,000,000		6,744,000,000		1,668,000,000	1,565,000,000	473,000,000	467,000,000	383,000,000		330,000,000		477,000,000	447,000,000
Net	23,917,000,000	22,917,000,000																			18,631,000,000		17,824,000,000		3,255,000,000	3,278,000,000	747,000,000	681,000,000	548,000,000		524,000,000		736,000,000	610,000,000
Schedule Of Capital Leases [Line Items]
Cost	1,772,000,000	1,794,000,000							417,000,000	[3]	427,000,000	[3]	1,144,000,000	1,129,000,000	109,000,000	108,000,000	0	0	102,000,000	130,000,000
Accumulated depreciation	396,000,000	371,000,000							48,000,000		43,000,000		317,000,000	287,000,000	16,000,000	13,000,000	0	0	15,000,000	28,000,000
Net	1,376,000,000	1,423,000,000							369,000,000		384,000,000		827,000,000	842,000,000	93,000,000	95,000,000	0	0	87,000,000	102,000,000
Cost of land included in track and roadway properties	1,798,000,000	1,712,000,000
Software development costs	94,000,000	79,000,000
Cost of land included in track and roadway properties with right-of-way access recorded as capital lease	108,000,000	108,000,000
Approximate number of depreciable asset classes	40
Significant Disposals of property, plant and equipment [Line Items]
Ic Rail Marine Terminal Disposal Agreement			10-year rail transportation agreement	10-year rail transportation agreement
Disposal date of property, plant and equipment			Aug. 01, 2011	Aug. 01, 2011	Mar. 01, 2011	Mar. 01, 2010	Nov. 01, 2009	Mar. 01, 2009
Proceeds from disposal of property, plant and equipment			73,000,000	70,000,000	299,000,000	168,000,000	71,000,000	160,000,000
Escrow reserve which was entirely released						24,000,000		50,000,000
Gain on disposals of properties				60,000,000	288,000,000	152,000,000	69,000,000	157,000,000
Gain, after tax, on disposition of property, plant and equipment				38,000,000	254,000,000	131,000,000	59,000,000	135,000,000

[1]	Includes the cost of land of $1,798 million and $1,712 million as at December 31, 2011 and 2010, respectively.
[2]	The Company capitalized $94 million in 2011 and $79 million in 2010 of internally developed software costs pursuant to ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”
[3]	Includes $108 million of right-of-way access in both years.